INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of inventory [line items]
Inventory write-off	$ 40,232
Carrying value of raw materials and components	46,232	$ 588,505	$ 214,225
Inventories, at net realisable value	0
Cost of goods sold [Member]
Disclosure of inventory [line items]
Direct material costs recognized as expense	5,080,201	$ 4,681,670
Usage-based obsolescence [Member]
Disclosure of inventory [line items]
Inventories, at net realisable value	0
Excess quantity on hand [Member]
Disclosure of inventory [line items]
Inventories, at net realisable value	$ 0